Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	As of December 31,
	2022	2021
Carrying amount
Batteries	$359,873	$355,531
Machinery equipment	64,675	75,576
Transportation equipment	3,651	6,103
Tooling equipment	3,373	3,279
Office equipment	490	479
Leasehold improvements	8,701	12,341
Construction in progress	2,206	74
	$442,969	$453,383

	For the Year Ended December 31, 2022
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$492,968	$134,426	$11,819	$40,176	$2,821	$38,141	$74	$720,425
Additions	90,086	15,074	850	4,871	279	25	6,711	117,896
Disposals	(1,580)	(4,275)	(153)	—	(59)	(1,586)	(270)	(7,923)
Reclassifications	—	—	—	—	41	4,253	(4,294)	—
Exchange differences on translation	(51,361)	(13,684)	(1,224)	(4,113)	(286)	(3,877)	(15)	(74,560)
Balance as of December 31	530,113	131,541	11,292	40,934	2,796	36,956	2,206	755,838

Accumulated depreciation

Balance as of January 1	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042
Depreciation expenses	48,453	18,509	2,700	4,440	260	6,678	—	81,040
Disposals	(638)	(4,250)	(95)	—	(59)	(1,488)	—	(6,530)
Exchange differences on translation	(15,012)	(6,243)	(680)	(3,776)	(237)	(2,735)	—	(28,683)
Balance as of December 31	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869

Carrying amount as of December 31	$359,873	$64,675	$3,651	$3,373	$490	$8,701	$2,206	$442,969

	For the Year Ended December 31, 2021
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$397,452	$108,106	$10,838	$35,630	$2,552	$32,657	$677	$587,912
Additions	88,689	27,856	457	4,781	241	4,208	1,998	128,230
Disposals	(158)	(5,806)	(417)	(829)	(166)	(2,090)	(18)	(9,484)
Transfers from inventory	—	—	766	—	—	—	—	766
Reclassifications	—	49	—	—	2	2,536	(2,587)	—
Exchange differences on translation	6,985	4,221	175	594	192	830	4	13,001
Balance as of December 31	492,968	134,426	11,819	40,176	2,821	38,141	74	720,425

Accumulated depreciation

Balance as of January 1	89,163	43,217	3,143	31,419	1,869	19,169	—	187,980
Depreciation expenses	46,514	18,060	2,809	5,748	454	7,904	—	81,489
Disposals	(67)	(3,248)	(303)	(813)	(15)	(1,635)	—	(6,081)
Exchange differences on translation	1,827	821	67	543	34	362	—	3,654
Balance as of December 31	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042

Carrying amount as of December 31	$355,531	$75,576	$6,103	$3,279	$479	$12,341	$74	$453,383

	For the Year Ended December 31, 2020
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$278,973	$66,818	$7,013	$27,475	$2,346	$23,574	$1,293	$407,492
Additions	95,168	36,022	330	6,020	282	142	7,036	145,000
Disposals	(60)	(941)	(455)	—	(244)	(687)	—	(2,387)
Transfers from inventory	—	—	3,322	—	—	—	—	3,322
Reclassifications	—	—	—	—	9	7,697	(7,706)	—
Exchange differences on translation	23,371	6,207	628	2,135	159	1,931	54	34,485
Balance as of December 31	397,452	108,106	10,838	35,630	2,552	32,657	677	587,912

Accumulated depreciation

Balance as of January 1	47,342	27,563	1,365	21,979	1,511	12,841	—	112,601
Depreciation expenses	36,861	13,949	1,916	7,594	482	5,803	—	66,605
Disposals	(32)	(790)	(310)	—	(237)	(591)	—	(1,960)
Exchange differences on translation	4,992	2,495	172	1,846	113	1,116	—	10,734
Balance as of December 31	89,163	43,217	3,143	31,419	1,869	19,169	—	187,980

Carrying amount as of December 31	$308,289	$64,889	$7,695	$4,211	$683	$13,488	$677	$399,932
a.Property, plant and equipment were depreciated on a straight-line basis over the estimated useful life of the assets:

Batteries	8-12 years
Machinery equipment	2-10 years
Transportation equipment	2-5 years
Tooling equipment	2 years
Office equipment	2-5 years
Leasehold improvements	2-10 years

Summary of Non-Cash Investing Activity	Non-cash transactions

	For the Year Ended December 31
	2022	2021	2020
Additions to property, plant and equipment	$117,896	$128,230	$145,000
Changes in prepayments for property, plant and equipment	4,772	(109)	(3,327)
Changes in payable for property, plant and equipment	434	(382)	2,596
Payments for acquisitions of property, plant and equipment	$123,102	$127,739	$144,269